RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 293	$ 284
ICC [Member]
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 71	$ 71